Derivative Financial Instruments (Protection Sold Through Credit Default Swaps) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		¥ 506,114	¥ 590,984
Maximum potential/Notional amount, Expiring in 1-5 years		2,955,637	2,470,694
Maximum potential/Notional amount, Expiring over 5 years		224,493	162,805
Maximum potential/Notional amount, Total		3,686,244	3,224,483
Credit derivative (asset) liability at fair value	[1]	(69,283)	(40,085)
Protection sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		430,570	513,291
Maximum potential/Notional amount, Expiring in 1-5 years		2,955,637	2,470,694
Maximum potential/Notional amount, Expiring over 5 years		224,493	162,805
Maximum potential/Notional amount, Total		3,610,700	3,146,790
Credit derivative (asset) liability at fair value	[1]	(66,687)	(39,465)
Protection sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		400,079	491,428
Maximum potential/Notional amount, Expiring in 1-5 years		2,350,925	1,847,389
Maximum potential/Notional amount, Expiring over 5 years		210,742	151,361
Maximum potential/Notional amount, Total		2,961,746	2,490,178
Credit derivative (asset) liability at fair value	[1]	(55,009)	(30,477)
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	309,164	378,527
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	2,106,326	1,603,962
Maximum potential/Notional amount, Expiring over 5 years	[2]	204,179	145,689
Maximum potential/Notional amount, Total	[2]	2,619,669	2,128,178
Credit derivative (asset) liability at fair value	[1],[2]	(53,843)	(30,303)
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		90,915	112,901
Maximum potential/Notional amount, Expiring in 1-5 years		233,751	238,330
Maximum potential/Notional amount, Expiring over 5 years		6,563	5,672
Maximum potential/Notional amount, Total		331,229	356,903
Credit derivative (asset) liability at fair value	[1]	(1,168)	(127)
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less
Maximum potential/Notional amount, Expiring in 1-5 years		10,848	5,097
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		10,848	5,097
Credit derivative (asset) liability at fair value	[1]	2	(47)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		30,491	21,863
Maximum potential/Notional amount, Expiring in 1-5 years		604,712	623,305
Maximum potential/Notional amount, Expiring over 5 years		13,751	11,444
Maximum potential/Notional amount, Total		648,954	656,612
Credit derivative (asset) liability at fair value	[1]	(11,678)	(8,988)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less
Maximum potential/Notional amount, Expiring in 1-5 years		173,561	221,855
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		173,561	221,855
Credit derivative (asset) liability at fair value	[1]	(2,026)	(2,092)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	74,275	120,854
Maximum potential/Notional amount, Expiring over 5 years	[2]
Maximum potential/Notional amount, Total	[2]	74,275	120,854
Credit derivative (asset) liability at fair value	[1],[2]	(2)	(82)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less
Maximum potential/Notional amount, Expiring in 1-5 years		98,207	101,001
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		98,207	101,001
Credit derivative (asset) liability at fair value	[1]	(2,024)	(2,010)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less
Maximum potential/Notional amount, Expiring in 1-5 years		1,079
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		1,079
Credit derivative (asset) liability at fair value
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		30,491	21,863
Maximum potential/Notional amount, Expiring in 1-5 years		431,151	401,450
Maximum potential/Notional amount, Expiring over 5 years		13,751	11,444
Maximum potential/Notional amount, Total		475,393	434,757
Credit derivative (asset) liability at fair value	[1]	(9,652)	(6,896)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]		13,000
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	24,301	194,618
Maximum potential/Notional amount, Expiring over 5 years	[2]	831	8,000
Maximum potential/Notional amount, Total	[2]	25,132	215,618
Credit derivative (asset) liability at fair value	[1],[2]	(603)	(3,853)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		14,000
Maximum potential/Notional amount, Expiring in 1-5 years		159,000
Maximum potential/Notional amount, Expiring over 5 years		9,000
Maximum potential/Notional amount, Total		182,000
Credit derivative (asset) liability at fair value	[1]	(3,335)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		16,491	8,863
Maximum potential/Notional amount, Expiring in 1-5 years		247,850	206,832
Maximum potential/Notional amount, Expiring over 5 years		3,920	3,444
Maximum potential/Notional amount, Total		268,261	219,139
Credit derivative (asset) liability at fair value	[1]	(5,714)	(3,043)
Other Credit Derivatives Sold [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[3]	75,544	77,693
Maximum potential/Notional amount, Expiring in 1-5 years	[3]
Maximum potential/Notional amount, Expiring over 5 years	[3]
Maximum potential/Notional amount, Total	[3]	75,544	77,693
Credit derivative (asset) liability at fair value	[1],[3]	¥ (2,596)	¥ (620)

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Other credit derivatives primarily consist of total return swaps.